Related Party Transaction and Balance (Details) - Schedule of balance with related parties - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Mr. Huaixi Yang [Member]
Related Party Transaction and Balance (Details) - Schedule of balance with related parties [Line Items]
Balance with related parties	$ 1,523,259
Mr. Huaixi Yang [Member] | Receivable due from customers – a related party [Member]
Related Party Transaction and Balance (Details) - Schedule of balance with related parties [Line Items]
Balance with related parties		$ 3,378
WSYQR Limited [Member]
Related Party Transaction and Balance (Details) - Schedule of balance with related parties [Line Items]
Balance with related parties	12,577	65,398
Sunx Global Limited [Member]
Related Party Transaction and Balance (Details) - Schedule of balance with related parties [Line Items]
Balance with related parties	$ 30,550	$ 30,647